                                                                               .
                                                                               .
                                                                               .

                       PROSPECTUS SUPPLEMENT DATED JUNE 1, 2009*
PRODUCT NAME                                                       PRODUCT FORM #
WELLS FARGO ADVANTAGE(R) BUILDER SELECT VARIABLE ANNUITY           45303 J (5/09)




The information in this supplement updates and amends certain information contained in the variable annuity contract prospectus listed above. Please read it carefully and keep it with your variable annuity contract prospectus.

Commencing with contracts purchased on or after June 1, 2009, the Accumulation Protector Benefit rider is no longer available for sale.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR PRODUCT.

--------------------------------------------------------------------------------
45303-17 A (6/09)

* Valid until next prospectus update

                                  Prospectus Supplement dated June 1, 2009*
                                                                   ------------------------------------------
                                                                                  PRODUCT FORM #
                                                                   ------------------------------------------
  PRODUCT NAME                                                       NATIONAL              NEW YORK
-------------------------------------------------------------------------------------------------------------
  RIVERSOURCE(R) FLEXCHOICE SELECT VARIABLE ANNUITY                  45307 J (5/09)        274320 D(5/09)
-------------------------------------------------------------------------------------------------------------
  RIVERSOURCE(R) INNOVATIONS SELECT VARIABLE ANNUITY                 45304 J (5/09)        45313 M (5/09)
-------------------------------------------------------------------------------------------------------------
  RIVERSOURCE(R) SIGNATURE ONE SELECT VARIABLE ANNUITY               45301 J (5/09)
-------------------------------------------------------------------------------------------------------------
  RIVERSOURCE(R) SIGNATURE SELECT VARIABLE ANNUITY                   45300 J (5/09)
-------------------------------------------------------------------------------------------------------------


The information in this supplement updates and amends certain information contained in the variable annuity contract prospectuses listed above. Please read it carefully and keep it with your variable annuity contract prospectuses.

Commencing with contracts purchased on or after June 1, 2009, the Accumulation Protector Benefit rider is no longer available for sale.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR PRODUCT.

--------------------------------------------------------------------------------
45307-13 A (6/09)

*Valid until next prospectus update